Changes in the Carrying Amount and Accretable Yield for Acquired Impaired Loans (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement [Line Items]
Balance at beginning of period, Accretable Yield	$ 1,219
Accretion, Accretable Yield	(325)
Payments received, net, Accretable Yield	0
Balance at end of period, Accretable Yield	894
Balance at beginning of period, Carrying Amount of Loans	1,821
Accretion, Carrying Amount of Loans	325
Payments received, net, Carrying Amount of Loans	(841)
Balance at end of period, Carrying Amount of Loans	$ 1,305